Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Supplemental Lease Balance Sheet
Supplemental balance sheet information related to operating lease was as follows:

	As of June 30,
	2024	2025
	RMB	RMB
Right-of-use assets	588,396	471,078
Amortization of right-of-use assets	(281,066)	(244,706)
Right-of-use assets, net	307,330	226,372

Lease liabilities , current	180,135	219,202
Lease liabilities, non-current	55,454	-
Total lease liabilities	235,589	219,202

Weighted average remaining lease term	1.2 years	1.2 year s
Weighted average discount rate	4.35%	3.63%

Schedule of Lease expense
For the years ended June 30, 2023, 2024 and 2025, the lease expense was as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Operating leases expense excluding short-term lease expense	270,328	286,964	251,303
Short-term lease expense	171,281	32,655	8,160
Total	441,609	319,619	259,463

Schedule of Future Minimum Payments Operating Leases
The following is a schedule of future minimum payments under the
Group
’s operating leases as of June 30, 2025:

For the years ending June 30,	RMB
2026	221,765
Total lease payments	221,765
Less: imputed interest	2,563
Total	219,202